Consolidated Statements of Changes in Equity (Statement) - USD ($) $ in Thousands	Total	Share capital	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)	Non- Controlling interest
Equity at beginning of period at Dec. 31, 2020	$ 1,457,889	$ 1,625,785	$ 11,966	$ (211,042)	$ 22,470	$ 8,710
Share issuance	419,609	419,609
Exercise of stock options/Exercise of equity-settled share-based payments arrangements	8,994	11,711	(2,717)
Equity-settled share-based payments	53,180		53,180
Tax effect - equity-settled share-based payments	7,514		7,514
Dividend paid by subsidiary to non-controlling interest	(1,360)					(1,360)
Net income and comprehensive income	76,014			102,293	(31,031)	4,752
Equity at end of period at Dec. 31, 2021	2,021,840	2,057,105	69,943	(108,749)	(8,561)	12,102
Exercise of stock options/Exercise of equity-settled share-based payments arrangements	2,072	6,061	(3,989)
Equity-settled share-based payments	139,103		139,103
Tax effect - equity-settled share-based payments	(2,622)		(2,622)
Shares repurchased and cancelled	(129,835)	(75,902)		(53,933)
Effect of share repurchase liability	(42,484)	(14,672)		(27,812)
Dividend paid by subsidiary to non-controlling interest	(260)					(260)
Effect of purchase of non-controlling interest, net of tax	(39,421)			(33,115)		(6,306)
Net income and comprehensive income	31,097			56,732	(30,858)	5,223
Equity at end of period at Dec. 31, 2022	$ 1,979,490	$ 1,972,592	$ 202,435	$ (166,877)	$ (39,419)	$ 10,759